Digital Assets (Details) - Avalanche Treasury Company LLC	Mar. 31, 2026 USD ($) item	Dec. 31, 2025 USD ($) item
AVAX
Digital Assets
Tokens | item	13,785,835	13,579,449
Cost basis	$ 265,289,075	$ 263,431,911
Carrying value	$ 122,758,140	$ 167,093,560
stAVAX
Digital Assets
Tokens	1,180,516	1,180,516
Cost basis	$ 15,246,914	$ 28,813,672
Carrying value	$ 10,187,157	$ 15,246,914